Summary of significant accounting policies - Loan receivable from Xiaoying Housing Loans, net (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Loan receivable from Xiaoying Housing Loans
Allowance for loan principal and interest receivables	$ 15,717,362	¥ 102,555,784	¥ 24,709,468		$ 15,717,362	¥ 102,555,784	¥ 24,709,468
Loans receivable from Xiaoying					189,429,343	1,236,026,461	289,553,016
Allowance for loans receivable at beginning of the year	3,786,892	24,709,468
Provision for Loans Receivable from Xiaoying Housing Loans	34,821,460	227,210,026	37,643,244
Less: Charge-off	(23,535,441)	(153,568,756)	(12,933,776)
Allowance for loans receivable at end of the year	15,717,362	102,555,784	24,709,468
Over due loans receivable					205,146,705	1,338,582,245	314,262,484
Xiaoying Housing Loan
Loan receivable from Xiaoying Housing Loans
Allowance for loan principal and interest receivables	7,388,737	48,211,512	48,211,512	¥ 25,911,367			48,211,512
Loans receivable from Xiaoying					7,278,228	47,490,437	89,535,665
Loans receivable acquired during the year					2,170,886	14,165,030	67,668,067
Amount of outstanding undiscounted loan receivable					0	0	170,806,499
Allowance for loans receivable at beginning of the year	7,388,737	48,211,512	25,911,367
Provision for Loans Receivable from Xiaoying Housing Loans	2,757,635	17,993,570	23,430,641	40,347,875
Less: Charge-off	$ (10,146,372)	¥ (66,205,082)	(1,130,496)
Allowance for loans receivable at end of the year			¥ 48,211,512	¥ 25,911,367
Over due loans receivable					7,278,228	47,490,437	137,747,177
Xiaoying Housing Loan | Over due with in 1 year
Loan receivable from Xiaoying Housing Loans
Over due loans receivable							9,748,522
Xiaoying Housing Loan | Over due 1 - 2 years
Loan receivable from Xiaoying Housing Loans
Over due loans receivable					466,430	3,043,453	27,456,312
Xiaoying Housing Loan | Over due 2 - 3 years
Loan receivable from Xiaoying Housing Loans
Over due loans receivable					1,332,052	8,691,640	88,655,668
Xiaoying Housing Loan | Over due over 3 years
Loan receivable from Xiaoying Housing Loans
Over due loans receivable					$ 5,479,746	¥ 35,755,344	¥ 11,886,675